Stockholders' equity and dividend payment, Stock Repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Repurchases [Abstract]
Share repurchases (in shares)	2,209,927	4,326,379	5,513,254
Aggregate consideration	$ 18,808	$ 24,758	$ 32,178
Average price (in dollars per share)	$ 8.49	$ 5.71	$ 5.82